RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - RESTATED CONSOLIDATED BALANCE SHEETS (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 34,263,371			$ 9,564,988	$ 18,986,443	$ 5,152,972	$ 12,682,691	$ 19,866,358	$ 17,785,322	$ 24,805,565	$ 30,634,122
Prepaid expenses and other current assets	1,635,818			888,225	1,123,467	456,679	1,163,745	663,243	975,936	479,668	760,420
Total current assets	35,899,189			10,453,213	20,109,910	5,609,651	13,846,436	20,529,601	18,761,258	25,285,233	31,394,542
Property, plant & equipment, net	910,131			1,090,304	893,509	337,434	376,084	418,641	338,944	364,838	331,144
Operating lease right-of-use asset	454,166			502,283	517,566	532,300	546,505	560,334	138,097	161,111	183,286
Other long-term assets	29,780			29,780	29,780	29,780	69,431	81,214	81,214	81,214	81,214
TOTAL ASSETS	37,293,266			12,075,580	21,550,765	6,509,165	14,838,456	21,589,790	19,319,513	25,892,396	31,990,186
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	8,304,311			9,178,645	7,814,590	6,391,673	6,904,545	5,478,443	6,367,035	5,462,267	4,511,716
Warrant liability	11,929,242			16,120,898	21,965,401	6,538,873	4,581,455	5,972,252	600,000	900,000	2,700,000
Lease liability, current	80,821			58,979	56,263	53,640	51,106	50,847	148,200	143,843	139,594
Total current liabilities	20,314,374			25,358,522	29,836,254	12,984,186	11,537,106	11,501,542	7,115,235	6,506,110	7,351,310
Lease liability, net of current portion	431,929			494,003	512,750	530,856	548,344	552,981	53,769	92,214	129,714
TOTAL LIABILITIES	20,746,303			25,852,525	30,349,004	13,515,042	12,085,450	12,054,523	7,169,004	6,598,324	7,481,024
COMMITMENTS AND CONTINGENCIES (Note 10)
MEZZANINE EQUITY:
Series D preferred stock, 111.11 shares authorized, issued and outstanding as of September 30, 2024 and December 31, 2023				1,382,023	19,202,023			1,382,023	1,382,023
STOCKHOLDERS' (DEFICIT) EQUITY:
Common stock, $0.00001 par value; 170,000,000 shares authorized; 20,744,110 and 9,385,272 shares issued and outstanding as of December 31, 2023 and 2022, respectively	406			207	99	97	97	94	61	61	61
Additional paid-in capital	246,536,080			182,924,210	166,879,534	168,971,520	168,551,763	168,143,557	158,352,376	157,984,617	157,564,664
Accumulated deficit	(244,987,090)			(202,761,017)	(194,879,895)	(177,359,517)	(167,180,877)	(159,990,407)	(147,583,951)	(140,072,629)	(134,437,586)
Total stockholders' equity (deficit)	15,164,940	$ 12,380,973	$ 12,501,095	(15,158,968)	(28,000,262)	(8,387,900)	1,370,983	8,153,244	10,768,486	17,912,049	23,127,139	$ 29,063,131
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	37,293,266			12,075,580	21,550,765	6,509,165	14,838,456	21,589,790	19,319,513	25,892,396	31,990,186
Series D Convertible Preferred Stock
MEZZANINE EQUITY:
Series D preferred stock, 111.11 shares authorized, issued and outstanding as of September 30, 2024 and December 31, 2023	1,382,023			1,382,023		1,382,023	1,382,023	1,382,023		1,382,023	1,382,023
Series D preferred stock
MEZZANINE EQUITY:
Series D preferred stock, 111.11 shares authorized, issued and outstanding as of September 30, 2024 and December 31, 2023	$ 1,382,023	$ 1,382,023	$ 1,382,023	1,382,023	19,202,023	1,382,023	1,382,023	1,382,023	1,382,023	1,382,023	1,382,023	1,382,023
Series E-2 preferred stock
STOCKHOLDERS' (DEFICIT) EQUITY:
Preferred stock				4,677,632
As previously reported
CURRENT ASSETS:
Cash and cash equivalents				9,564,988	18,986,443	5,152,972	12,682,691	19,866,358	17,785,322	24,805,565	30,634,122
Prepaid expenses and other current assets				888,225	1,123,467	456,679	1,163,745	663,243	975,936	479,668	760,420
Total current assets				10,453,213	20,109,910	5,609,651	13,846,436	20,529,601	18,761,258	25,285,233	31,394,542
Property, plant & equipment, net				1,090,304	893,509	337,434	376,084	418,641	338,944	364,838	331,144
Operating lease right-of-use asset				502,283	517,566	532,300	546,505	560,334	138,097	161,111	183,286
Other long-term assets				29,780	29,780	29,780	69,431	81,214	81,214	81,214	81,214
TOTAL ASSETS				12,075,580	21,550,765	6,509,165	14,838,456	21,589,790	19,319,513	25,892,396	31,990,186
CURRENT LIABILITIES:
Accounts payable and accrued liabilities				9,178,645	7,814,590	6,391,673	6,904,545	5,478,443	6,367,035	5,462,267	4,511,716
Warrant liability				3,700,000	8,600,000
Lease liability, current				58,979	56,263	53,640	51,106	50,847	148,200	143,843	139,594
Total current liabilities				12,937,624	16,470,853	6,445,313	6,955,651	5,529,290	6,515,235	5,606,110	4,651,310
Lease liability, net of current portion				494,003	512,750	530,856	548,344	552,981	53,769	92,214	129,714
TOTAL LIABILITIES				13,431,627	16,983,603	6,976,169	7,503,995	6,082,271	6,569,004	5,698,324	4,781,024
COMMITMENTS AND CONTINGENCIES (Note 10)
MEZZANINE EQUITY:
Series D preferred stock, 111.11 shares authorized, issued and outstanding as of September 30, 2024 and December 31, 2023					17,920,000
STOCKHOLDERS' (DEFICIT) EQUITY:
Preferred stock									1,382,023
Common stock, $0.00001 par value; 170,000,000 shares authorized; 20,744,110 and 9,385,272 shares issued and outstanding as of December 31, 2023 and 2022, respectively				207	99	97	97	94	61	61	61
Additional paid-in capital				210,066,630	195,298,922	194,452,408	194,032,651	193,624,445	183,652,376	183,284,617	182,864,664
Accumulated deficit				(217,482,539)	(210,033,882)	(196,301,532)	(188,080,310)	(179,499,043)	(172,283,951)	(164,472,629)	(157,037,586)
Total stockholders' equity (deficit)				(1,356,047)	(13,352,838)	(467,004)	7,334,461	15,507,519	12,750,509	20,194,072	27,209,162	33,045,154
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)				12,075,580	21,550,765	6,509,165	14,838,456	21,589,790	19,319,513	25,892,396	31,990,186
As previously reported | Series D Convertible Preferred Stock
STOCKHOLDERS' (DEFICIT) EQUITY:
Preferred stock				1,382,023	1,382,023	1,382,023	1,382,023			1,382,023	1,382,023
As previously reported | Series D preferred stock
STOCKHOLDERS' (DEFICIT) EQUITY:
Preferred stock								1,382,023
As previously reported | Series E-2 preferred stock
STOCKHOLDERS' (DEFICIT) EQUITY:
Preferred stock				4,677,632
Restatement adjustments
CURRENT LIABILITIES:
Warrant liability				12,420,898	13,365,401	6,538,873	4,581,455	5,972,252	600,000	900,000	2,700,000
Total current liabilities				12,420,898	13,365,401	6,538,873	4,581,455	5,972,252	600,000	900,000	2,700,000
TOTAL LIABILITIES				12,420,898	13,365,401	6,538,873	4,581,455	5,972,252	600,000	900,000	2,700,000
COMMITMENTS AND CONTINGENCIES (Note 10)
MEZZANINE EQUITY:
Series D preferred stock, 111.11 shares authorized, issued and outstanding as of September 30, 2024 and December 31, 2023				1,382,023	1,282,023			1,382,023	1,382,023
STOCKHOLDERS' (DEFICIT) EQUITY:
Preferred stock									(1,382,023)
Additional paid-in capital				(27,142,420)	(28,419,388)	(25,480,888)	(25,480,888)	(25,480,888)	(25,300,000)	(25,300,000)	(25,300,000)	(25,300,000)
Accumulated deficit				14,721,522	15,153,987	18,942,015	20,899,433	19,508,636	24,700,000	24,400,000	22,600,000	25,300,000
Total stockholders' equity (deficit)				(13,802,921)	(14,647,424)	(7,920,896)	(5,963,478)	(7,354,275)	(1,982,023)	(2,282,023)	(4,082,023)	(3,982,023)
Restatement adjustments | Series D Convertible Preferred Stock
MEZZANINE EQUITY:
Series D preferred stock, 111.11 shares authorized, issued and outstanding as of September 30, 2024 and December 31, 2023						1,382,023	1,382,023			1,382,023	1,382,023
STOCKHOLDERS' (DEFICIT) EQUITY:
Preferred stock				(1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)			(1,382,023)	(1,382,023)
Restatement adjustments | Series D preferred stock
MEZZANINE EQUITY:
Series D preferred stock, 111.11 shares authorized, issued and outstanding as of September 30, 2024 and December 31, 2023				$ 1,382,023				1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023
STOCKHOLDERS' (DEFICIT) EQUITY:
Preferred stock								$ (1,382,023)